INTANGIBLE ASSET (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Gross Carrying Amount	$ 57,143	$ 57,143
Intangible assets, Accumulated amortization	(26,794)	(25,176)
Intangible Assets, Net Carrying Amount	36,255	37,765	$ 49,029
Sotware developments [Member]
Intangible Assets, Gross Carrying Amount	57,143	57,143
Intangible assets, Accumulated amortization	(26,794)	(25,176)
Intangible Assets, Net Carrying Amount	$ 30,349	$ 31,967
Intangible assets, Weighted average useful lives	5 years	5 years
Foreign Currency Translation Adjustment [Member]
Intangible Assets, Net Carrying Amount	$ 5,906	$ 5,798